Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
MARKET VECTORS CHINA ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Market Vectors China ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the CSI 300 Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its benchmark index. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Index is comprised of China A-shares (“A-shares”). The Index is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-share market. Constituent stocks for the Index must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulation.

A-shares are issued by companies incorporated in mainland China. A-shares are traded in renminbi (“RMB”) on the Shenzhen and Shanghai Stock Exchanges. The A-share market in the People’s Republic of China (“China” or the “PRC”) is made available to domestic PRC investors and certain foreign investors, including principally those who have been approved as a Qualified Foreign Institutional Investor (“QFII”) and have obtained a QFII license or are appropriately licensed Hong Kong subsidiaries of certain domestic PRC financial institutions, who have been approved as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) and have obtained a RQFII license. A QFII license may be obtained by application to the China Securities Regulatory Commission (“CSRC”). After obtaining a QFII license, the QFII would also apply to the China’s State Administration of Foreign Exchange (“SAFE”) for a specific aggregate dollar amount investment quota (the “A-share Quota”) in which the QFII can invest in A-shares. Investment companies are not currently within the types of entities that are eligible for a QFII license.

The Adviser has obtained a QFII license and is awaiting the A-share Quota. At such time as the A-share Quota is granted, the Fund will be able to invest in A-shares and other permitted China securities listed on the Shenzhen and Shanghai Stock Exchanges up to the specified A-share Quota, as updated, modified or renewed from time to time. Since the Fund does not satisfy the criteria to qualify as a QFII itself, in order for the Fund to invest directly in A-shares, the Adviser must obtain a QFII license.

In seeking to replicate the Index, the Fund will invest in swaps and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A-shares, including swaps on the Index and/or the A-shares which comprise the Index. Once the A-share Quota is granted, the Fund also intends to invest directly in A-shares. The Fund may also invest in swaps on funds that seek to replicate the performance of the Index or directly in securities of such funds. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. Assets not invested in A-shares, swaps and other derivatives will be invested primarily in money market instruments.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of February 29, 2012, the Index is concentrated in the financial services sector and the following sectors each represent a significant portion of the Index: industrials and basic materials.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund's benchmark index and/or in investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its benchmark index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of the Fund’s Investment Strategy. The Index is comprised of A-shares. In seeking to replicate the Index, the Fund may gain exposure to the A-share market by investing in swaps that are linked to the performance of A-shares and may invest directly in A-shares once the A-share Quota is granted. The Adviser’s ability to manage the Fund will depend upon the availability of A-shares and the willingness of swap counterparties to engage in swaps with the Fund linked to the performance of such A-shares as well as the availability of A-shares for direct investment by the Fund. To the extent that the A-share Quota of a potential swap counterparty is reduced or eliminated due to actions by the Chinese government or as a result of transactions entered into by the counterparty with other investors, the counterparty’s ability to continue to enter into swaps or other derivative transactions with the Fund may be reduced or eliminated which could have a material adverse effect on the Fund. These risks are compounded by the fact that at present there are only a limited number of potential counterparties willing and able to enter into swap transactions linked to the performance of A-shares. Because the Fund would not be able to invest directly in A-shares in excess of the A-share Quota, if obtained, the size of the Fund’s investment in A-shares may be limited. In addition, the A-share Quota, if obtained, may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to observe SAFE and other applicable Chinese regulations. The Fund cannot predict what would occur if the A-share Quota, if obtained, were reduced or eliminated, although such an occurrence would likely have a material adverse effect on the Fund.

If the Fund is unable to obtain sufficient exposure to the performance of the Index due to the limited availability of swaps linked to the performance of A-shares or the A-share Quota, if obtained, being reduced or revoked, the Fund could, among other things, as a defensive measure suspend creations until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creations are suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. To the extent that such events result in a termination event under the Fund’s swap agreements, the risks related to the limited availability of swaps would be compounded and the Fund may be adversely affected. Alternatively, the Fund could change its investment objective and could thus track an alternative index focused on Chinese-related stocks other than A-shares or other appropriate investments.

In addition, capital gains realized by QFIIs on the sale of A-shares are likely subject to tax in China, however the precise method of calculating and collecting the tax has not been determined. There is a risk that PRC tax authorities may seek to collect tax on capital gains realized by QFIIs on the sale of A-shares without giving any prior warning. If such tax is collected, the tax liability will be payable by the QFII and may be passed on to and borne by the Fund. In addition, the Fund’s investments in swaps and other derivative instruments may be less tax-efficient than direct investment in A-shares and may be subject to special U.S. federal income tax rules that could negatively affect the Fund. Also, the Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-shares. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by the Fund may be determined to be incorrect and, as a result the Fund may be found to have failed to maintain its qualification as a regulated investment company (“RIC”) or to be subject to additional U.S. tax liability.

Special Risk Considerations of Investing in China and A-shares. Investing in securities of Chinese companies, including A-shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility, (ii) currency devaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty and (ix) custody risks associated with investing through a QFII.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

In addition, there are significant repatriation restrictions that may adversely affect the Fund’s ability to satisfy redemption requests. Furthermore, the Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. There is also generally less governmental regulation of the securities industry in China, and less enforcement of regulatory provisions relating thereto, than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. In addition, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, the current major slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.

Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in securities of Chinese issuers and the income received by the Fund will be partially in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the RMB.

Risk of Investing in Swaps. The Fund may invest in swaps on the Index or on securities comprising the Index. The Fund may also invest in swaps on other funds that track the Index or invest directly in the shares of such funds. The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement. Investments in swaps linked to the performance of A-shares are subject to general risks associated with A-shares and the QFII system. It is not possible to predict the future development of the QFII system and the CSRC may even impose restrictions on QFIIs’ operations. Such restrictions may adversely affect the ability of potential counterparties to enter into swaps linked to the performance of A-shares. In addition, the existence of a liquid trading market for the A-shares may depend on whether there is supply of, and demand for, such A-shares. Because a swap is an obligation of the counterparty rather than a direct investment in A-shares, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and may impair the Fund’s ability to achieve its investment objective.

Risk of Investing in Other Funds. The Fund may invest in shares of other funds, including exchange-traded funds (“ETFs”). As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. As a shareholder in a fund (as with ETFs), the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing duplicate levels of fees with respect to investments in other funds, including ETFs.

Risk of Investing in Foreign Issuers. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will generally be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in the Financial Services Sector. The financial services sector includes engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. Because as currently constituted the Index is expected to be concentrated in the financial services sector, the Fund will be sensitive to changes in, and its performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets have caused companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Industrials Sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. To the extent the Index includes securities of issuers in the industrials sector, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in the Basic Materials Sector. The basic materials sector includes companies that manufacture chemicals, construction materials, glass and paper products, as well as metals, minerals and mining companies. To the extent the Index includes securities of issuers in the basic materials sector, the Fund will invest in companies in such sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index or invest in them in the exact proportions they represent of the Index, due to legal restrictions or limitations imposed by the Chinese Government or a lack of liquidity on stock exchanges in which such securities trade. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because swaps on A-shares are denominated in U.S. dollars and the underlying A-shares represented by the swaps are denominated in Chinese RMB, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB.

Risk of Cash Transactions. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. Based on the current composition of the Index, it is expected that the Fund’s assets will be concentrated in the financial services sector and that the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Shares May Trade At Prices Different Than NAV. The NAV of the Shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand on NYSE Arca. Differences between NAV and the market price of Shares may be due to supply and demand forces at work in the secondary trading market for Shares. In addition, to the extent that the costs of the swaps in which the Fund will invest are passed through to authorized participants, those costs may be reflected in higher secondary market prices. Furthermore, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year compared with the Fund's benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+3.32%	1Q ’11
Worst Quarter:	-15.10%	3Q ’11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MARKET VECTORS CHINA ETF | CSI 300 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.06%)
MARKET VECTORS CHINA ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
MARKET VECTORS CHINA ETF | MARKET VECTORS CHINA ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.72%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,937
Annual Return 2011	rr_AnnualReturn2011	(21.98%)
1 Year	rr_AverageAnnualReturnYear01	(21.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2010
MARKET VECTORS CHINA ETF | MARKET VECTORS CHINA ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.45%)
MARKET VECTORS CHINA ETF | MARKET VECTORS CHINA ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.09%)

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.72% of the Fund's average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.